Financial Statements - Statements of recognized income and expenses - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of recognized income and expenses
Profit	€ (823,000,000)	€ 2,916,000,000
OTHER RECOGNIZED INCOME (EXPENSES)	(3,173,000,000)	95,000,000
Items that will not be reclassified to profit or loss	(375,000,000)	(242,000,000)
Actuarial gains and losses from defined benefit pension plans	167,000,000	(208,000,000)
Non-current assests available for sale	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassifies to profit or loss before tax	0	0
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	(560,000,000)	4,000,000
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in credit risk	0	0
Income tax related to items not subject to reclassification to income statement	62,000,000	(130,000,000)
Fair value of investments in equity instruments designated at fair value through other comprehensive income	(44,000,000)	92,000,000
Items that may be reclassified to profit or loss	(2,798,000,000)	337,000,000
Hedge of net investments in foreign operations [effective portion]	573,000,000	(327,000,000)
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	573,000,000	(327,000,000)
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	0	0
Foreign currency translation	(3,835,000,000)	(79,000,000)
Foreign currency translation - Valuation gains or losses taken to equity	(3,836,000,000)	(79,000,000)
Foreign currency translation - Transferred to profit or loss	1,000,000	0
Foreign currency translation - Other reclassifications	0	0
Cash Flow Hedges [effective portion]	484,000,000	57,000,000
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	484,000,000	75,000,000
Cash Flow Hedges [effective portion] - Transferred to profit or loss	0	(18,000,000)
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0
Cash Flow Hedges [effective portion] - Other reclassifications	0	0
Total Debt Securities At Fair Value Throught Other Comprehensive Income	130,000,000	975,000,000
Valuation gains or losses taken to equity - Debt Securities At Fair Value Throught Other Comprehensive Income	210,000,000	997,000,000
Transferred to profit or loss - Debt Securities At Fair Value Throught Other Comprehensive Income	(79,000,000)	(23,000,000)
Other reclassifications - Debt Securities At Fair Value Throught Other Comprehensive Income	0	0
Non-current assets held for sale	(9,000,000)	(1,000,000)
Non-current assets held for sale - Valuation gains or losses taken to equity	(9,000,000)	(1,000,000)
Non-current assets held for sale - Transferred to profit or loss	0	0
Non-current assets held for sale - Other reclassifications	0	0
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	(14,000,000)	6,000,000
Income Tax	(127,000,000)	(293,000,000)
TOTAL RECOGNIZED INCOME/EXPENSES	(3,996,000,000)	3,011,000,000
Attributable to minority interest [non-controlling interests]	(243,000,000)	213,000,000
Attributable to the parent company	€ (3,753,000,000)	€ 2,798,000,000